Share-Based Compensation (Changyou 2014 Share Incentive Plan, Restricted Share Units Activity) (Details) (Changyou 2014 Share Incentive Plan [Member], Class A restricted share units [Member], Certain employees [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2014
Changyou 2014 Share Incentive Plan [Member] | Class A restricted share units [Member] | Certain employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units, Unvested, Beginning balance	0
Number of Units, Granted	2,416
Number of Units, Unvested, Ending balance	2,416
Number of Units, Expected to vest thereafter	2,416
Weighted-Average Grant-Date Fair Value, Unvested, Beginning balance	$ 0
Weighted-Average Grant-Date Fair Value, Granted	$ 12.64
Weighted-Average Grant-Date Fair Value, Unvested, Ending balance	$ 12.64
Weighted-Average Grant-Date Fair Value, Expected to vest thereafter	$ 12.64